-------------------------------------------------------------------------------
      PROVIDENT
-------------------------------------------------------------------------------
   INSTITUTIONAL   400 Bellevue Parkway, Wilmington, DE 19809  Phone:
       FUNDS                302-792-2555  Fax: 302-792-5876


G. Willing Pepper
Chairman                TEMPORARY INVESTMENT FUND, INC.

                                                               November 13, 1995

Dear Shareholder:

     Enclosed is the Annual Report to Shareholders of Temporary Investment Fund, Inc. for the year ended September 30, 1995.

     I urge you to read the Investment Adviser's Report which contains information on the economy and comments on Fund performance. Credit quality is a prime consideration in the management of each portfolio and service is paramount in responding to your needs.

     If you have any questions regarding TempFund or TempCash, please contact your Provident Distributor, Inc. account representative or our Client Service Center at (800) 821-7432. They will also be able to provide information about other portfolios offered by Provident Institutional Funds.

     Your continued confidence in Provident Institutional Funds is greatly appreciated.

                                         Sincerely,

                                         [SIGNATURE]
                                         G. Willing Pepper
                                         Chairman

                        TEMPORARY INVESTMENT FUND, INC.

                       Annual Investment Adviser's Report

     Economic growth continued to slow during the second quarter as the impact from the interest rate rise during 1994 worked its way through the system. The most recent revision to second quarter real GDP growth was 1.3%, a dramatic change from the 5.1% experienced in the fourth quarter of 1994 and the 2.7% in the first quarter of 1995.

     While the Federal Reserve is concerned about the deceleration in growth, it cannot overlook the 100 basis point decline in interest rates at the front end of the yield curve that has occurred in 1995 and the possibility that it has re-stimulated the economy. A reacceleration in consumer spending could significantly reduce inventories and lead to a resumption in manufacturing activity. In fact, there are several indications that economic growth may be rekindling. Factory orders, durable goods orders, retail sales and housing all rebounded in mid-summer. Existing home sales rose 4.7% while new home sales jumped 19.9%, the largest increase since January 1992. Lastly, consumer confidence remains relatively high, buoyed by a soaring stock market.

     The year-long rise in short-term interest rates ended in July, when the Fed lowered the federal funds rate from 6% to 5.75%. This reversal in monetary policy was widely anticipated and represented the Fed's belief that "inflationary pressures have receded enough to accommodate a modest adjustment in monetary conditions." The Fed's move also helped to flatten the short end of the yield curve, correcting a sharply inverted position where one day investments offered the highest yields at 6%, while six-month investments were sometimes lower by 50 basis points or more. The Fed did not further ease policy at its August or September meetings.

     In the year's final quarter, the outlook for the economy is improving and inflation remains subdued. A return to a non-inflationary growth rate of 2.5-3.0% may give the Fed sufficient comfort to ease policy again before the end of the year.

     On September 30, the TempFund portfolio had assets of $5.433 billion and a 7-day yield of 5.75% and the TempCash portfolio had assets of $1.770 billion and a 7-day yield of 5.74%. These continued to be very competitive yields and compared well to the Fed's current target of 5.75% for the federal funds rate. Both portfolios maintained average weighted maturities near 50 days during the most recent quarter, a slightly extended position in anticipation of declining interest rates in the fourth quarter. The Company also maintained a very strict position on credit quality, with both portfolios investing only in securities with the highest short-term ratings. Overseas problems have not affected the Company, but we have restricted even further our use of Japanese bank obligations. The Company remains committed to providing shareholders with high quality, highly liquid portfolios.

                                          PNC INSTITUTIONAL MANAGEMENT
                                          CORPORATION
NOVEMBER 2, 1995

                               TEMPFUND PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                               September 30, 1995

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
CERTIFICATES OF DEPOSIT--0.5%
DOMESTIC CERTIFICATES OF DEPOSIT
  National City Bank of Cleveland
    6.375%............  05/10/96  $ 25,000   $   25,064,970
                                             --------------
    Total Certificates of Deposit
      (Cost $25,064,970)..................       25,064,970
                                             --------------
COMMERCIAL PAPER--43.5%
BANKS--4.6%
  Citicorp
    6.625%............  10/02/95   100,000       99,981,597
  Morgan (J. P.) & Co.
    5.59%.............  12/20/95    25,000       24,689,444
  National City Corp.
    6.05%.............  10/31/95    25,000       24,873,958
  Norwest Corp.
    5.66%.............  11/13/95    60,000       59,594,367
    5.66%.............  11/15/95    40,000       39,717,000
                                             --------------
                                                248,856,366
                                             --------------
CHEMICALS & ALLIED PRODUCTS--1.3%
  Monsanto Co.
    5.60%.............  12/01/95    20,547       20,352,032
  The Bayer Corp.
    5.67%.............  11/09/95    50,000       49,692,875
                                             --------------
                                                 70,044,907
                                             --------------
CONVERTED PAPER & PAPERBOARD PRODUCTS--0.9%
  Minnesota Mining & Manufacturing Co.
    6.50%.............  10/02/95    48,565       48,556,231
                                             --------------
FINANCE LESSORS--4.2%
  General Electric Capital Corp.
    5.70%.............  10/24/95    60,000       59,781,500
    5.75%.............  11/28/95    75,000       74,305,208
    5.68%.............  02/14/96    75,000       73,390,667
  Pitney Bowes Credit Corp.
    5.625%............  12/01/95    22,037       21,826,960
                                             --------------
                                                229,304,335
                                             --------------
INDUSTRIAL INORGANIC CHEMICALS--0.3%
  Air Products & Chemicals, Inc.
    5.62%.............  12/14/95    17,000       16,803,612
                                             --------------
INSURANCE AGENTS, BROKERS & SERVICES--0.5%
  Marsh and McLennan Companies
    5.75%.............  11/30/95    30,000       29,712,500
                                             --------------
LIFE INSURANCE--0.5%
  Prudential Funding Corp.
    5.72%.............  11/15/95    25,000       24,821,250
                                             --------------
MOTOR VEHICLES & CAR BODIES--0.3%
  Daimler-Benz North America Corp.
    6.04%.............  11/27/95    15,000       14,856,550
                                             --------------

COMMERCIAL PAPER (CONTINUED)
PERSONAL CREDIT INSTITUTIONS--9.9%
  Associates Corp. of North America
    5.65%.............  10/02/95    50,000       49,992,153
    5.68%.............  10/27/95   100,000       99,589,778
    5.66%.............  12/05/95    50,000       49,489,028
    5.66%.............  12/06/95    50,000       49,481,167
  Ford Motor Credit Corp.
    5.65%.............  10/06/95   150,000      149,882,292
    5.87%.............  11/08/95    80,195       79,698,103
    5.76%.............  02/20/96    60,000       58,636,800
                                             --------------
                                                536,769,321
                                             --------------
PETROLEUM REFINING--1.3%
  Koch Industries, Inc.
    6.52%.............  10/02/95    75,000       74,986,417
                                             --------------
PLASTIC SYNTHETIC RESIN/RUBBER--1.8%
  Du Pont (E.I.) de Nemours & Co.
    6.04%.............  10/03/95    50,000       49,983,222
    5.55%.............  07/18/96    50,000       47,756,875
                                             --------------
                                                 97,740,097
                                             --------------
RAILROAD LINE-HAUL OPERATING--0.3%
  Norfolk Southern Corp.
    5.66%.............  11/08/95    15,000       14,910,383
                                             --------------
SECURITY BROKERS & DEALERS--8.4%
  C.S. First Boston
    5.72%.............  12/13/95    40,000       39,536,044
  Goldman Sachs Group L.P.
    6.75%.............  10/02/95    85,000       84,984,063
  Merrill Lynch & Co.
    5.57%.............  01/16/96    50,000       49,172,236
    5.57%.............  03/07/96    90,000       87,799,850
  Morgan Stanley Group, Inc.
    5.65%.............  01/22/96   100,000       98,226,528
  Smith Barney Inc.
    5.65%.............  12/18/95   100,000       98,775,833
                                             --------------
                                                458,494,554
                                             --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--5.4%
  American Express Credit Corp.
    5.67%.............  10/04/95    75,000       74,964,563
    5.68%.............  10/30/95    70,000       69,679,711
    5.64%.............  12/12/95    50,000       49,436,000
    5.64%.............  12/19/95   100,000       98,762,333
                                             --------------
                                                292,842,607
                                             --------------
SOAP, DETERGENT, CLEANING PREPS, PERFUMES
  & COSMETICS--0.5%
  Colgate-Palmolive Company
    5.65%.............  10/10/95    25,000       24,964,688
                                             --------------

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Continued)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
TELEPHONE COMMUNICATIONS--3.3%
  American Telephone & Telegraph Co.
    5.67%.............  11/10/95  $100,000   $   99,370,000
    5.72%.............  11/17/95    25,000       24,813,306
    5.71%.............  11/22/95    45,000       44,628,850
  Ameritech Corp.
    5.40%.............  04/04/96    10,000        9,721,000
                                             --------------
                                                178,533,156
                                             --------------
    Total Commercial Paper
      (Cost $2,362,196,974)...............    2,362,196,974
                                             --------------
UNITED STATES GOVERNMENT AGENCY
  OBLIGATIONS--6.6%
Federal Home Loan Bank
    6.07%.+...........  10/02/95    70,000       69,997,154
    5.695%............  06/26/96    42,935       42,918,275
Federal National Mortgage Association
    5.50%.+...........  10/03/95   100,000      100,000,000
    5.8125%...........  09/27/96    75,000       75,000,000
    5.86%.............  10/07/96    70,000       69,930,000
                                             --------------
    Total U.S.Government Agency
      Obligations
      (Cost $357,845,429).................      357,845,429
                                             --------------
VARIABLE RATE OBLIGATIONS+--19.2%
BANKS--9.2%
  First Union National Bank of North Carolina
    6.56%.............  10/02/95   100,000      100,000,000
  Morgan Guaranty Trust
    6.07%.............  10/02/95   275,000      274,859,006
  Norwest Corp.
    5.875%............  10/04/95   100,000      100,000,000
    5.8625%...........  12/20/95    25,000       25,027,115
                                             --------------
                                                499,886,121
                                             --------------
FINANCE LESSORS--0.9%
  General Electric Capital Corp.
    5.8125%...........  12/14/95    50,000       50,000,000
                                             --------------
PERSONAL CREDIT INSTITUTIONS--1.1%
  Ford Motor Credit Corp.
    6.125%............  10/19/95    60,200       60,325,738
                                             --------------
SECURITY BROKERS & DEALERS--8.0%
  Bear Stearns Companies, Inc.
    6.75%.............  10/02/95   100,000      100,000,000
    5.47%.............  10/03/95    75,000       75,000,000
    5.9875%...........  11/16/95   100,000      100,000,000
  Goldman Sachs Group, L.P.
    6.1875%...........  10/06/95   160,000      160,000,000
                                             --------------
                                                435,000,000
                                             --------------
    Total Variable Rate Obligations
      (Cost $1,045,211,859)...............    1,045,211,859
                                             --------------
MEDIUM TERM NOTES--6.1%
FINANCE LESSORS--2.4%
  General Electric Capital Corp.
    14.00%............  07/01/96    20,000       21,135,673
    14.00%............  07/05/96    17,500       18,509,362
  IBM Credit Corp.
    15.00%............  01/11/96    40,000       40,945,653
    5.66%.............  07/17/96    50,000       50,000,000
                                             --------------
                                                130,590,688
                                             --------------
SECURITY BROKERS & DEALERS--3.7%
  Goldman Sachs Group, L. P.
    5.875%............  04/15/96    50,000       50,000,000
  Merrill Lynch & Co.
    7.214%............  12/18/95    50,000       50,000,000
    7.56%.............  01/18/96    49,500       49,496,784
    5.742%............  07/19/96    50,000       50,000,000
                                             --------------
                                                199,496,784
                                             --------------
    Total Medium Term Notes
      (Cost $330,087,472).................      330,087,472
                                             --------------
REPURCHASE AGREEMENTS--27.4%
  J. P. Morgan Securities
    6.25%.............  10/02/95  $125,000   $  125,000,000
    (Agreement dated 09/29/95 to
      be repurchased at
      $125,021,701
      collateralized by
      $114,608,000 U.S. Treasury
      Notes 7.50% due 11/15/16.
      Market value of collateral
      is $127,566,504.)
    6.30%.............  10/02/95    98,000       98,000,000
    (Agreement dated 09/29/95 to
      be repurchased at
      $98,017,150 collateralized
      by $88,756,000 U.S.
      Treasury Bonds 7.625% due
      02/15/25. Market value of
      collateral is
      $100,017,333.)
  Lehman Government Securities, Inc.
    6.50%.............  10/02/95    85,000       85,000,000
    (Agreement dated 09/29/95 to
      be repurchased at
      $85,015,347 collateralized
      by $83,284,000 U.S.
      Treasury Notes 6.75% due
      5/31/99 to 6/30/99. Market
      value of collateral is
      $86,671,963.)

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley & Co.
    6.46%.............  10/02/95  $304,000   $  304,000,000
    (Agreement dated 09/29/95 to
      be repurchased at
      $304,054,551
      collateralized by
      $293,685,000 U.S. Treasury
      Notes and Bonds 5.125% to
      14.00% due 11/01/95 to
      11/15/22. Market value of
      collateral is
      $312,168,195.)
    6.54%.............  10/02/95   405,000      405,000,000
    (Agreement dated 09/29/95 to
      be repurchased at
      $405,073,575
      collateralized by
      $430,310,035 Federal Home
      Loan Bank Notes 3.94% to
      9.25% due 10/02/95 to
      11/01/24. Market value of
      collateral is
      $415,881,969.)
  PaineWebber, Inc.
    6.55%.............  10/02/95   275,000      275,000,000
    (Agreement dated 09/29/95 to
      be repurchased at
      $275,050,035
      collateralized by
      $306,478,442 Federal
      National Mortgage
      Association Notes and
      $59,320,000 Student Loan
      Marketing Association
      Notes 4.875% to 9.375% due
      11/01/95 to 01/15/30.
      Market value of collateral
      is $283,250,688.)
    6.625%............  10/02/95   200,000      200,000,000
    (Agreement dated
      09/29/95 to be repurchased
      at $200,036,806
      collateralized by
      $217,336,745
      Federal National Mortgage
      Association Adjustable
      Rate Notes 5.00% to 11.50%
      due 09/01/00 to 10/01/25.
      Market value of collateral
      is $206,001,738.)
                                             --------------
    Total Repurchase Agreements
      (Cost $1,492,000,000)...............    1,492,000,000
                                             --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENT IN SECURITIES
  (Cost $5,612,406,704*)........    103.3%   $5,612,406,704
LIABILITIES IN EXCESS OF OTHER
  ASSETS........................     (3.3)     (179,232,597)
                                    ------   --------------
NET ASSETS (Equivalent to $1.00
  per share based on
  5,351,412,693 TempFund shares
  and 81,806,843 TempFund Dollar
  shares, $.001 par value common
  stock outstanding)............    100.0%   $5,433,174,107
                                    ======   ==============

NET ASSET VALUE, offering and
  redemption price per share
  ($5,433,174,107 / 5,433,219,536)........            $1.00
                                                      =====

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of September 30, 1995, and the maturity date shown is the date the principal amount can be recovered upon demand or put.


                            TEMPFUND/TEMPFUND DOLLAR
                              Maturity Information
                               September 30, 1995

                                        PERCENTAGE
          MATURITY          PAR             OF
           PERIOD          (000)        PORTFOLIO
       -------------     ----------     ----------
           1-  7 Days    $3,105,565         55.2%
           8- 14 Days        25,000          0.4
          15- 30 Days       290,200          5.2
          31- 60 Days       655,195         11.6
          61- 90 Days       629,584         11.2
          91-120 Days       239,500          4.2
         121-150 Days       135,000          2.4
        Over 150 Days       550,435          9.8
                         ----------      -------
                         $5,630,479        100.0%
                         ==========      =======
                     Average Weighted Maturity--51 Days
-------------------------------------------------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                               September 30, 1995

                      MATURITY      PAR
                        DATE       (000)        VALUE
                      --------   --------   --------------
CERTIFICATES OF DEPOSIT--7.9%
YANKEE CERTIFICATES OF DEPOSIT
  ABN-AMRO Bank N.A. Finance, Inc.
    5.57%............  06/05/96  $  25,000  $   24,958,678
  Banque Nationale de Paris
    6.63%............  03/26/96     25,000      25,026,203
  Banque Paribas
    6.27%............  11/01/95     25,000      25,000,122
  Commerzbank
    6.18%............  05/09/96     15,000      15,028,708
    6.03%............  05/10/96     15,000      15,015,911
  Westdeutsche Landesbank Girozentrale
    6.71%............  03/04/96     35,000      35,036,468
                                            --------------
    Total Certificates of Deposit
      (Cost $140,066,090).................     140,066,090
                                            --------------
COMMERCIAL PAPER--21.6%
BANKS--5.9%
  National City Corp.
    6.05%............  10/31/95     25,000      24,873,958
  Nationwide Building Society
    5.71%............  11/02/95     50,000      49,746,222
    5.68%............  12/08/95     30,000      29,678,133
                                            --------------
                                               104,298,313
                                            --------------
CONGLOMERATES--2.0%
  BTR Dunlop Finance, Inc.
    5.73%............  11/16/95     36,000      35,736,420
                                            --------------
HOUSEHOLD APPLIANCES--1.6%
  Whirlpool Finance Corp.
    6.05%............  11/01/95     20,000      19,895,806
    5.86%............  01/26/96      8,500       8,338,118
                                            --------------
                                                28,233,924
                                            --------------
INSURANCE AGENTS AND BROKERS SERVICES--1.4%
  Marsh and McLennan Companies
    5.70%............  02/22/96     25,000      24,430,000
                                            --------------
PERSONAL CREDIT INSTITUTIONS--4.8%
  BMW U.S. Capital Corp.
    5.72%............  10/24/95     40,910      40,760,497
    5.67%............  12/15/95     14,155      13,987,794
  General Motors Acceptance Corp.
    5.68%............  11/29/95     30,000      29,720,733
                                            --------------
                                                84,469,024
                                            --------------
PHARMACEUTICAL PREPARATIONS--3.1%
  American Home Products Corp.
    5.74%............  11/09/95     29,100      28,919,047
    5.70%............  12/06/95     26,825      26,544,679
                                            --------------
                                                55,463,726
                                            --------------

COMMERCIAL PAPER (CONTINUED)
PLASTIC, SYNTHETIC RESIN/RUBBER--2.8%
  Du Pont (E.I.) de Nemours & Co.
    6.04%............  10/03/95     50,000      49,983,222
                                            --------------
    Total Commercial Paper
      (Cost $382,614,629).................     382,614,629
                                            --------------
TIME DEPOSITS--2.8%
  Chemical Bank
    6.50%............  10/02/95     50,000      50,000,000
                                            --------------
    Total Time Deposits
      (Cost $50,000,000)..................      50,000,000
                                            --------------
UNITED STATES GOVERNMENT AGENCY
  OBLIGATIONS--23.8%
  Federal Farm Credit Bank
    5.78%+...........  10/04/95     50,000      49,967,065
  Federal National Mortgage Association
    5.50%+...........  10/03/95     75,000      75,000,000
    5.8125%..........  09/27/96     45,000      44,986,648
    5.86%............  10/07/96     25,000      24,975,000
  Student Loan Marketing Association
    5.44%+...........  10/03/95     51,750      51,745,210
    5.47%+...........  10/03/95     50,000      50,008,977
    5.48%+...........  10/03/95      6,000       6,001,541
    5.50%+...........  10/03/95     44,000      43,992,045
    5.51%+...........  10/03/95      5,300       5,302,971
    5.64%+...........  10/03/95     13,950      14,005,002
    5.715%+..........  10/03/95     56,000      56,174,002
                                            --------------
    Total U.S. Government Agency
      Obligations
      (Cost $422,158,461).................     422,158,461
                                            --------------
VARIABLE RATE OBLIGATIONS--40.7%
BANKS--5.7%
  First Union National Bank of North Carolina
    6.56%............  10/02/95    100,000     100,000,000
                                            --------------
FINANCE SERVICES--2.8%
  AT&T Capital Corp.
    6.30%............  10/02/95     50,000      50,020,184
                                            --------------
INSURANCE--2.8%
  Peoples Security Life Funding Agreement
    6.07%............  10/02/95     50,000      50,000,000
                                            --------------
PERSONAL CREDIT INSTITUTIONS--2.6%
  Ford Motor Credit
    6.075%...........  10/16/95     20,000      20,045,629
  General Motors Acceptance Corp.
    5.9625%..........  10/23/95     25,000      25,024,047
                                            --------------
                                                45,069,676
                                            --------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                      Statement of Net Assets (Concluded)

                      MATURITY      PAR
                        DATE       (000)        VALUE
                      --------   --------   --------------
VARIABLE RATE OBLIGATIONS (CONTINUED)
SECURITY BROKERS & DEALERS--26.8%
  Bear Stearns Companies, Inc.
    6.70%............  10/02/95  $  25,000  $   25,000,000
    6.75%............  10/02/95     60,000      60,000,000
    5.47%............  10/03/95     40,000      40,000,000
  Goldman Sachs Group L.P.
    6.00%............  11/10/95    100,000     100,000,000
  Lehman Brothers Holdings, Inc.
    5.975%...........  10/06/95    125,000     125,000,000
  Merrill Lynch & Co.
    6.20%............  10/02/95     25,000      24,998,505
    6.68%............  10/02/95     50,000      49,999,932
    5.47%............  10/03/95     50,000      50,000,000
                                            --------------
                                               474,998,437
                                            --------------
    Total Variable Rate Obligations
      (Cost $720,088,297).................     720,088,297
                                            --------------
MEDIUM TERM NOTES--2.8%
SECURITY BROKERS & DEALERS
  Merrill Lynch & Co.
    6.52%............  05/13/96     50,000      50,000,000
                                            --------------
    Total Medium Term Notes
      (Cost $50,000,000)..................      50,000,000
                                            --------------
REPURCHASE AGREEMENTS--1.5%
  PaineWebber, Inc.
    6.55%............  10/02/95     26,100      26,100,000
    (Agreement dated 09/29/95
      to be repurchased at
      $26,104,749,
      collateralized by
      $19,279,190
      Federal National
      Mortgage Association
      Notes and $15,129,000
      Federal Home Loan
      Mortgage Corp. Notes
      6.00% to 8.50% due
      08/25/07 to 02/25/25.
      Market value of
      collateral is
      $26,886,470.)
                                            --------------
    Total Repurchase Agreements
      (Cost $26,100,000)..................      26,100,000
                                            --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENT IN SECURITIES
  (Cost $1,791,027,477*).......     101.1%   $1,791,027,477
LIABILITIES IN EXCESS OF OTHER
  ASSETS.......................      (1.1)      (20,705,253)
                                    -----    --------------
NET ASSETS (Equivalent to $1.00
  per share based on
  1,316,583,230 TempCash shares
  and 454,257,442 TempCash
  Dollar shares, $.001 par
  value common stock
  outstanding).................     100.0%   $1,770,322,224
                                    =====    ==============
NET ASSET VALUE, offering and redemption
  price per share ($1,770,322,224 /
  1,770,840,672)..........................            $1.00
                                                      =====

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of September 30,1995 and the maturity date shown is the date the principal amount can be recovered upon demand or put.
-------------------------------------------------------
               TEMPCASH/TEMPCASH DOLLAR
                 Maturity Information
                  September 30, 1995

                                        PERCENTAGE
          MATURITY          PAR             OF
           PERIOD          (000)        PORTFOLIO
       -------------     ----------     ----------
           1-  7 Days    $1,053,100         58.7%
           8- 14 Days             0          0.0
          15- 30 Days        85,910          4.8
          31- 60 Days       315,100         17.6
          61- 90 Days        70,980          4.0
          91-120 Days         8,500          0.5
         121-150 Days        25,000          1.4
        Over 150 Days       235,000         13.0
                         ----------      -------
                         $1,793,590        100.0%
                         ==========      =======
                     Average Weighted Maturity--48 Days
-------------------------------------------------------

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                            Statements of Operations
                         Year Ended September 30, 1995

                                                                                  TEMPFUND        TEMPCASH
                                                                                 PORTFOLIO       PORTFOLIO
                                                                                ------------    ------------
Interest income...............................................................  $322,944,326    $226,905,534
                                                                                ------------    ------------
Expenses:
    Investment advisory fee...................................................     6,840,438       5,277,478
    Administration fee........................................................     6,840,438       5,277,478
    Directors' fees and officer's salary......................................        48,334          42,296
    Transfer agent fee........................................................       306,262         157,782
    Custodian fee.............................................................       564,897         432,806
    Shareholder computer access program.......................................        87,867          37,420
    Legal and audit...........................................................        78,270          74,668
    Registration fees and expenses............................................        23,205          14,400
    Other.....................................................................       114,479          71,689
                                                                                ------------    ------------
                                                                                  14,904,190      11,386,017
    Less fees waived..........................................................    (1,884,683)     (5,190,756)
                                                                                ------------    ------------
                                                                                  13,019,507       6,195,261
    Service Organization fees.................................................       197,029       1,102,689
                                                                                ------------    ------------
         Total expenses.......................................................    13,216,536       7,297,950
                                                                                ------------    ------------
    Net investment income.....................................................   309,727,790     219,607,584
Net realized gain (loss) on investments.......................................       (45,427)         13,766
                                                                                ------------    ------------
    Net increase in net assets resulting from operations......................  $309,682,363    $219,621,350
                                                                                ============    ============

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                      Statements of Changes in Net Assets

                                                  TEMPFUND PORTFOLIO                        TEMPCASH PORTFOLIO
                                         -------------------------------------     ------------------------------------
                                            YEAR ENDED          YEAR ENDED            YEAR ENDED          YEAR ENDED
                                          SEPTEMBER 30,        SEPTEMBER 30,        SEPTEMBER 30,       SEPTEMBER 30,
                                               1995                1994                  1995                1994
                                         ----------------    -----------------     ----------------    ----------------
Increase (decrease) in net assets:
    Operations:
        Net investment income.........   $    309,727,790    $     226,506,870     $    219,607,584    $     89,031,431
        Net realized gain (loss)
          on investments..............            (45,427)              38,515               13,766            (532,216)
                                         ----------------    -----------------     ----------------    ----------------
          Net increase in net assets
            resulting from
            operations................        309,682,363          226,545,385          219,621,350          88,499,215
                                         ----------------    -----------------     ----------------    ----------------
    Distributions to shareholders:
        Dividends to shareholders
          from net investment income:
          TempFund shares.............       (305,489,546)        (223,175,770)                  --                  --
          TempFund Dollar shares......         (4,238,244)          (3,331,100)                  --                  --
          TempCash shares.............                 --                   --         (195,367,688)        (76,657,316)
          TempCash Dollar shares......                 --                   --          (24,239,896)        (12,374,115)
        Distributions to shareholders
          from net realized gain:
          TempFund shares.............            (37,842)            (156,828)                  --                  --
          TempFund Dollar shares......               (673)              (2,408)                  --                  --
          TempCash shares.............                 --                   --                   --             (40,922)
          TempCash Dollar shares......                 --                   --                   --              (6,452)
                                         ----------------    -----------------     ----------------    ----------------
            Total distributions to
              shareholders............       (309,766,305)        (226,666,106)        (219,607,584)        (89,078,805)
                                         ----------------    -----------------     ----------------    ----------------
    Capital share transactions
      (at $1 per share):
        Sale of shares................     86,630,484,234      111,597,973,227       73,114,313,267      40,239,880,232
        Shares issued in reinvestment
          of dividends................         47,211,646           35,304,942           69,643,235          21,324,036
        Shares repurchased............    (85,827,394,675)    (112,684,951,660)     (74,142,052,727)    (39,318,494,571)
                                         ----------------    -----------------     ----------------    ----------------
            Increase (decrease) in
              net assets derived from
              capital share
              transactions............        850,301,205       (1,051,673,491)        (958,096,225)        942,709,697
                                         ----------------    -----------------     ----------------    ----------------
            Total increase (decrease)
              in net assets...........        850,217,263       (1,051,794,212)        (958,082,459)        942,130,107
Net assets:
    Beginning of year.................      4,582,956,844        5,634,751,056        2,728,404,683       1,786,274,576
                                         ----------------    -----------------     ----------------    ----------------
    End of year.......................   $  5,433,174,107    $   4,582,956,844     $  1,770,322,224    $  2,728,404,683
                                         ================    =================     ================    ================

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                              Financial Highlights
           (For a Share of the Fund Outstanding Throughout Each Year)

                                                                                     TEMPFUND SHARES
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------------------------------------------
                                                             1995           1994           1993         1992         1991
                                                          ----------     ----------     ----------   ----------   ----------
Net Asset Value, Beginning of Year......................      $ 1.00         $ 1.00         $ 1.00       $ 1.00       $ 1.00
                                                              ------         ------         ------       ------       ------
Income From Investment Operations
  Net Investment Income.................................       .0567          .0360          .0310        .0424        .0667
  Net Realized Gains on Investments.....................          --             --             --        .0015           --
                                                              ------         ------         ------       ------       ------
  Total From Investment Operations......................       .0567          .0360          .0310        .0439        .0667
                                                              ------         ------         ------       ------       ------
Less Distributions
  Dividends (from net investment income)................      (.0567)        (.0360)        (.0310)      (.0424)      (.0667)
  Distributions (from capital gains)....................          --             --             --       (.0015)          --
                                                              ------         ------         ------       ------       ------
  Total Distributions...................................      (.0567)        (.0360)        (.0310)      (.0439)      (.0667)
                                                              ------         ------         ------       ------       ------
Net Asset Value, End of Year............................      $ 1.00         $ 1.00         $ 1.00       $ 1.00       $ 1.00
                                                              ======         ======         ======       ======       ======
  Total Return..........................................       5.82%          3.66%          3.14%        4.48%        6.87%
  Ratios/Supplemental Data
    Net Assets, End of Year (000).......................  $5,351,346     $4,480,851     $5,522,056   $9,227,572   $8,888,832
    Ratio of Expenses to Average Daily Net Assets.......        .24%(1)        .25%(1)        .21%         .21%         .27%
    Ratio of Net Investment Income to Average Daily
      Net Assets........................................       5.67%          3.60%          3.10%        4.13%        6.53%

                                                                                  TEMPFUND DOLLAR SHARES
                                                          ------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------------------------------------------
                                                              1995          1994           1993         1992         1991
                                                          ----------     ----------     ----------   ----------   ----------
Net Asset Value, Beginning of Year......................      $ 1.00         $ 1.00         $ 1.00       $ 1.00       $ 1.00
                                                              ------         ------         ------       ------       ------
Income From Investment Operations
  Net Investment Income.................................       .0542          .0335          .0285        .0399        .0642
  Net Realized Gains on Investments.....................          --             --             --        .0015           --
                                                              ------         ------         ------       ------       ------
  Total From Investment Operations......................       .0542          .0335          .0285        .0414        .0642
                                                              ------         ------         ------       ------       ------
Less Distributions
  Dividends (from net investment income)................      (.0542)        (.0335)        (.0285)      (.0399)      (.0642)
  Distributions (from capital gains)....................          --             --             --       (.0015)          --
                                                              ------         ------         ------       ------       ------
  Total Distributions...................................      (.0542)        (.0335)        (.0285)      (.0414)      (.0642)
                                                              ------         ------         ------       ------       ------
Net Asset Value, End of Year............................      $ 1.00         $ 1.00         $ 1.00       $ 1.00       $ 1.00
                                                              ======         ======         ======       ======       ======
  Total Return..........................................       5.57%          3.41%          2.89%        4.23%        6.62%
  Ratios/Supplemental Data
    Net Assets, End of Year (000).......................  $   81,828     $  102,105     $  112,695   $  217,230   $   44,667
    Ratio of Expenses to Average Daily Net Assets.......        .49%(1)        .50%(1)        .46%         .46%         .52%
    Ratio of Net Investment Income to Average Daily
      Net Assets........................................       5.42%          3.35%          2.85%        3.88%        6.28%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Shares would have been .27% for the years ended September 30, 1995 and 1994, respectively. For TempFund Dollar
    Shares the ratio of expenses to average daily net assets would have been .52%
    for the years ended September 30, 1995 and 1994, respectively.

                 See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                              Financial Highlights
           (For a Share of the Fund Outstanding Throughout Each Year)

                                                                                    TEMPCASH SHARES
                                                      ----------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                      ----------------------------------------------------------------------
                                                         1995           1994           1993           1992           1991
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year...................     $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                          ------         ------         ------         ------         ------
Income From Investment Operations
  Net Investment Income..............................      .0575          .0370          .0310          .0424          .0676
  Net Realized Gains on Investments..................         --             --             --          .0008             --
                                                          ------         ------         ------         ------         ------
  Total From Investment Operations...................      .0575          .0370          .0310          .0432          .0676
                                                          ------         ------         ------         ------         ------
Less Distributions
  Dividends (from net investment income).............     (.0575)        (.0370)        (.0310)        (.0424)        (.0676)
  Distributions (from capital gains).................         --             --             --         (.0008)            --
                                                          ------         ------         ------         ------         ------
  Total Distributions................................      .0575         (.0370)        (.0310)        (.0432)        (.0676)
                                                          ------         ------         ------         ------         ------
Net Asset Value, End of Year.........................     $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                          ======         ======         ======         ======         ======
  Total Return.......................................      5.90%          3.76%          3.14%          4.41%          6.97%
  Ratios/Supplemental Data
    Net Assets, End of Year (000).................... $1,316,166     $2,330,456     $1,479,035     $1,492,959     $1,528,637
    Ratio of Expenses to Average Daily Net Assets....       .16%(1)        .16%(1)        .19%(1)        .20%(1)        .20%(1)
    Ratio of Net Investment Income to Average Daily
      Net Assets.....................................      5.75%          3.70%          3.10%          4.14%          6.57%

                                                                                  TEMPCASH DOLLAR SHARES
                                                      ----------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                      ----------------------------------------------------------------------
                                                         1995           1994           1993           1992           1991
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year...................     $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                          ------         ------         ------         ------         ------
Income From Investment Operations
  Net Investment Income..............................      .0550          .0345          .0285          .0399          .0651
  Net Realized Gains on Investments..................         --             --             --          .0008             --
                                                          ------         ------         ------         ------         ------
  Total From Investment Operations...................      .0550          .0345          .0285          .0407          .0651
                                                          ------         ------         ------         ------         ------
Less Distributions
  Dividends (from net investment income).............     (.0550)        (.0345)        (.0285)        (.0399)        (.0651)
  Distributions (from capital gains).................         --             --             --         (.0008)            --
                                                          ------         ------         ------         ------         ------
  Total Distributions................................     (.0550)        (.0345)        (.0285)        (.0407)        (.0651)
                                                          ------         ------         ------         ------         ------
Net Asset Value, End of Year.........................     $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                          ======         ======         ======         ======         ======
  Total Return.......................................      5.65%          3.51%          2.89%          4.16%          6.72%
  Ratios/Supplemental Data
    Net Assets, End of Year (000).................... $  454,156     $  397,948     $  307,239     $  408,900     $  438,721
    Ratio of Expenses to Average Daily Net Assets....       .41%(1)        .41%(1)        .44%(1)        .45%(1)        .45%(1)
    Ratio of Net Investment Income to Average Daily
      Net Assets.....................................      5.50%          3.45%          2.85%          3.89%          6.32%

---------------
(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets for TempCash Shares would have been: 30%, .33%,
    .37%, .33%, and .34% for the years ended September 30, 1995, 1994, 1993, 1992, and 1991, respectively. For TempCash Dollar Shares, the ratio of expenses to average daily net assets would have been: .55%, .58%, .62%, .58%, and .59% for the years ended September 30, 1995, 1994, 1993, 1992, and 1991, respectively.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Temporary Investment Fund, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Company maintains two separate portfolios, TempFund and TempCash. Interests in the TempFund portfolio are represented by Class B (TempFund shares) and Class B--Special Series 1 (TempFund Dollar shares) common stock. Interests in the TempCash portfolio are represented by Class C (TempCash Dollar shares) and Class C--Special Series 1 (TempCash shares) common stock.

  Dollar shares are substantially identical in all respects to other classes of shares, except that Dollar shares are sold to institutions which provide support services to their customers, who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the shares held by the institutions for the benefit of their customers. The Service Organization fee is applicable only to the earnings of the respective Dollar series of shares.

B. Significant accounting policies are as follows:

  Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the market-based valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for each portfolio, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Although the securities subject to repurchase agreements may bear maturities exceeding thirteen months, the repurchase agreements themselves will have a maximum maturity of one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued and discount earned and realized gains and losses on portfolio securities and is reduced by premium amortized and expenses accrued.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated between the two portfolios based on their relative net assets.

C. Under agreements among the Company, PNC Bank, National Association (PNC Bank) and PNC Institutional Management Corporation (PIMC), an indirect wholly owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-adviser and custodian and PFPC Inc. (PFPC) is the Company's transfer agent.

  Provident Distributors, Inc. (PDI) is the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

  The Company has entered into an Administration Agreement with PFPC and PDI for certain administrative services.

  In return for their advisory and administrative services, the Company pays PIMC and the administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each portfolio as follows:

      TempFund Portfolio:

  .175% of the first $1 billion, plus .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion.

      TempCash Portfolio:

  .175% of the first $1 billion, plus .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

  If expenses borne by either portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The administrators and PIMC have currently agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization fees) of the TempFund portfolio and the TempCash portfolio do not exceed .18% and .18%, respectively, of the portfolio's average net assets. Prior to June 15, 1995, the ordinary operating expenses of the TempFund portfolio and the TempCash portfolio did not exceed .27% and .18%, respectively, of the portfolio's average net assets.

  For the year ended September 30, 1995, the administrators and PIMC waived, on an equal basis, administration and advisory fees payable to them in the amounts of $1,884,683 and $5,190,756 for the TempFund portfolio and the TempCash portfolio, respectively.

  Service organization fees of $469,705 were paid to affiliates of PIMC for the year ended September 30, 1995.

D. At September 30, 1995, the Company was authorized to issue 60 billion shares of common stock, par value $.001 per share, of which 40 billion were classified as Class B shares, 5 billion shares as Class B--Special Series 1 shares, 5 billion shares as Class C shares and 10 billion shares as Class C--Special Series 1 shares.

                   Notes to Financial Statements (Concluded)

    Transactions in shares of each portfolio are summarized as follows:

                                        TEMPFUND PORTFOLIO                          TEMPCASH PORTFOLIO
                              ---------------------------------------     --------------------------------------
                                                       YEAR ENDED                                  YEAR ENDED
                                  YEAR ENDED          SEPTEMBER 30,           YEAR ENDED         SEPTEMBER 30,
                              SEPTEMBER 30, 1995          1994            SEPTEMBER 30, 1995          1994
                              ------------------    -----------------     ------------------    ----------------
Sale of shares
    TempFund Class B.......    $  81,711,616,890    $ 103,582,951,088                     --                  --
    TempFund Dollar........        4,918,867,344        8,015,022,139                     --                  --
    TempCash...............                   --                   --      $  71,241,203,865    $ 38,330,757,568
    TempCash Dollar........                   --                   --          1,873,109,402       1,909,122,664
Shares issued in
  reinvestment of
  dividends
    TempFund Class B.......           47,014,339           35,008,506                     --                  --
    TempFund Dollar........              197,307              296,436                     --                  --
    TempCash...............                   --                   --             59,750,637          16,989,927
    TempCash Dollar........                   --                   --              9,892,598           4,334,109
Shares repurchased
    TempFund Class B.......      (80,888,032,287)    (104,663,140,416)                    --                  --
    TempFund Dollar........       (4,939,362,388)      (8,021,811,244)                    --                  --
    TempCash...............                   --                   --        (72,315,282,564)    (37,495,414,117)
    TempCash Dollar........                   --                   --         (1,826,770,163)     (1,823,080,454)
                              ------------------    -----------------     ------------------    ----------------
Increase (decrease)
  in net assets derived
  from capital share
  transactions.............    $     850,301,205    $  (1,051,673,491)     $    (958,096,225)   $    942,709,697
                               =================    =================      =================    ================

E. At September 30, 1995, a capital loss carryover of $45,427, which expires in 2003, in the TempFund portfolio and capital loss carryovers of $518,450 which expire in 2002, in the TempCash portfolio, were available to offset future realized gains.

F. At September 30, 1995, net assets consisted of the following:

                                                                        TEMPFUND           TEMPCASH
                                                                     ---------------    ---------------
     Paid-in capital..............................................   $ 5,433,219,534    $ 1,770,840,674
     Undistributed net realized gains (losses)....................           (45,427)          (518,450)
                                                                     ---------------    ---------------
     Total net assets.............................................   $ 5,433,174,107    $ 1,770,322,224
                                                                     ===============    ===============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Directors of
Temporary Investment Fund, Inc.:

     We have audited the accompanying statements of net assets of Temporary Investment Fund, Inc.--TempFund and TempCash as of September 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1995 by correspondence with custodians, bankers and issuers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Temporary Investment Fund, Inc.--TempFund and TempCash as of September 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 27, 1995

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--------------------------------------------------------------------------------

       BOARD OF DIRECTORS
         G. Willing Pepper
           Chairman
         David R. Wilmerding, Jr.
          Vice-Chairman
        Philip E. Coldwell
        Robert R. Fortune
        Rodney D. Johnson
        Anthony M. Santomero

       OFFICERS
         G. Willing Pepper
           President
         Edward J. Roach
           Vice President and

       TREASURER
         W. Bruce McConnel, III
           Secretary

       INVESTMENT ADVISER
         PNC Institutional Management
         Corporation
        400 Bellevue Parkway
        Wilmington, DE 19809

       CO-ADMINISTRATORS
         PFPC Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809

        Provident Distributors, Inc.
        259 Radnor-Chester Road
        Suite 120
        Radnor, PA 19087

       DISTRIBUTOR
         Provident Distributors, Inc.
        259 Radnor-Chester Road
        Suite 120
        Radnor, PA 19087

       TRANSFER AGENT
         PFPC Inc.
        P.O. Box 8950
        Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-A-001


                                                       TEMPFUND
                                                       TEMPCASH

                                                  Investment Portfolios
                                                      Offered by
                                            Temporary Investment Fund, Inc.

                                                        [LOGO]

                                             Annual Report to Shareholders
                                                  September 30, 1995
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